FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-09869
                                                     ---------

                       FRANKLIN FLOATING RATE MASTER TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
              (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  650 312-2000
                                                            ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  4/30/10
                          ---------


Item 1. Schedule of Investments.


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED)

                                                                                                                        % OF
                                                                                      PRINCIPAL (a)                      NET
                                                                         COUNTRY         AMOUNT           VALUE        ASSETS
                                                                      -------------   -------------   -------------   --------
(b)    SENIOR FLOATING RATE INTERESTS
       ADVERTISING
       Lamar Media Corp., Term Loan B, 5.25%, 12/31/16                United States   $   1,510,000   $   1,516,292       0.31
                                                                                                      -------------   --------
       AEROSPACE & DEFENSE
       BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14                 United States       1,204,584       1,216,128       0.25
       ILC Industries Inc., June 2006 Term Loan, 2.273%, 2/24/12      United States         718,902         714,708       0.15
       L-1 Identity Solutions Operating Co.,
          Tranche B-1 Term Loan, 6.75%, 8/05/13                       United States         522,468         524,427       0.11
          Tranche B-2 Term Loan, 7.25%, 8/05/13                       United States         790,278         793,242       0.16
       Spirit Aerosystems Inc. (Onex Wind Finance LP), Term B-1       United States       2,114,361       2,094,099       0.43
          Loan, 2.05%, 9/30/13
       TASC Inc.,
          Tranche A Term Loan, 5.50%, 12/18/14                        United States       1,930,500       1,935,326       0.40
          Tranche B Term Loan, 5.75%, 12/18/15                        United States       1,496,250       1,503,731       0.31
       TransDigm Inc., Term Loan B, 2.278%, 6/23/13                   United States         650,000         641,604       0.13
                                                                                                      -------------   --------
                                                                                                          9,423,265       1.94
                                                                                                      -------------   --------
       AGRICULTURAL PRODUCTS
       Dole Food Co. Inc., Tranche B-1 Term Loan, 5.00% - 5.50%,      United States       1,348,515       1,364,697       0.28
          3/02/17
       Solvest Ltd. (Dole), Tranche C-1 Term Loan, 5.00% - 5.50%,        Bermuda          3,349,375       3,389,568       0.70
          3/02/17
                                                                                                      -------------   --------
                                                                                                          4,754,265       0.98
                                                                                                      -------------   --------
       AIR FREIGHT & LOGISTICS
       Ozburn-Hessey Holding Co. LLC, First Lien Term Loan, 7.50%,    United States         850,000         858,500       0.18
          4/08/16
                                                                                                      -------------   --------
       AIRLINES
       Delta Air Lines Inc., Term Loan, 8.75%, 9/27/13                United States       2,091,246       2,127,320       0.44
                                                                                                      -------------   --------
       APPAREL, ACCESSORIES & LUXURY GOODS
       Hanesbrands Inc., New Term Loan, 5.25%, 12/10/15               United States       1,034,443       1,047,371       0.21
                                                                                                      -------------   --------
       APPLICATION SOFTWARE
       CCC Information Services Group Inc., Term Loan B, 2.53%,       United States         553,558         544,216       0.11
          2/10/13
(c)    Dealer Computer Services Inc. (Reynolds & Reynolds), Term      United States       4,510,000       4,510,000       0.93
          Loan B, 5.75%, 4/21/17
       Nuance Communications Inc.,
          Incremental Term Loan, 2.28%, 3/31/13                       United States       2,659,829       2,614,115       0.54
          Term Loan, 2.28%, 3/31/13                                   United States         332,468         326,753       0.06
                                                                                                      -------------   --------
                                                                                                          7,995,084       1.64
                                                                                                      -------------   --------
       AUTO PARTS & EQUIPMENT
       Cooper-Standard Automotive Canada Ltd.,
          DIP Term Loan B, 8.25%, 8/04/10                                Canada              79,835          80,424       0.02
          Multicurrency Revolver (CAD), 5.00%, 12/23/10                  Canada              69,254          69,730       0.01
          Term Loan A, 5.00%, 12/23/10                                   Canada              59,188          59,595       0.01
(d)       Term Loan B, 5.00%, 12/23/11                                   Canada             180,476         181,717       0.04
       Cooper-Standard Automotive Inc.,
          DIP Term Loan A, 8.25%, 8/04/10                             United States         240,107         241,879       0.05
          Dollar Revolver, 5.00%, 12/23/10                            United States         132,016         132,923       0.03
          Dual Borrower Dual Currency Revolver, 5.00%, 12/23/10       United States          75,163          75,680       0.01
(d)       Term Loan C, 5.00%, 12/23/11                                United States         450,821         453,921       0.09
(d)       Term Loan D, 5.00%, 12/23/11                                United States         501,135         504,580       0.10
          Term Loan E, 5.00%, 12/23/11                                United States         248,704         250,414       0.05

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

       Dayco Products LLC,
          Term Loan B, 10.50%, 5/13/14                                United States   $     810,343   $     810,343       0.17
(e)       Term Loan C, PIK, 12.50%, 11/13/14                          United States         119,911         110,318       0.02
          U.S. Term Loan, 10.00%, 11/13/12                            United States         862,500         862,500       0.18
       Federal-Mogul Corp., Term Loan B, 2.188% - 2.198%, 12/27/14    United States       2,382,977       2,184,397       0.45
       Key Safety Systems Inc., Term Loan B, 2.50% - 2.515%,
          3/10/14                                                     United States       4,512,157       4,075,980       0.84
       Mark IV Industries Corp., Canadian Term Loan, 10.00%,             Canada             287,500         287,500       0.06
         11/13/12
(c)    Tenneco Inc., Tranche B-1 Credit Linked, 5.249%, 3/16/14       United States       3,983,333       3,998,271       0.82
(c)    TRW Automotive Inc., Tranche A2 Term Loan, 5.00% - 5.063%,     United States       2,254,805       2,266,078       0.47
         5/30/15
       United Components Inc., Term Loan D, 2.25% - 2.251%,
          6/29/12                                                     United States         677,177         661,941       0.14
                                                                                                      -------------   --------
                                                                                                         17,308,191       3.56
                                                                                                      -------------   --------
       BROADCASTING
       Citadel Broadcasting Corp., Term Loan B, 2.03%, 6/12/14        United States       1,105,288       1,076,735       0.22
       Discovery Communications Inc.,
          Term Loan B, 2.29%, 5/14/14                                 United States       1,137,736       1,138,625       0.23
          Term Loan C, 5.25%, 5/14/14                                 United States       1,308,550       1,321,840       0.27
       Entravision Communications Corp., Term Loan B, 5.55%,          United States       5,910,567       5,908,102       1.22
          3/29/13
       Gray Television Inc., Term Loan B, 3.80% - 3.81%, 12/31/14     United States       3,570,655       3,513,271       0.72
       LBI Media Inc., Term Loan B, 1.773%, 3/31/12                   United States         960,000         888,400       0.18
       Mission Broadcasting Inc., Term Loan B, 5.00%, 9/30/16         United States         622,477         625,590       0.13
       Nexstar Broadcasting Inc., Term Loan B, 5.00% - 6.25%,         United States         973,618         978,486       0.20
          9/30/16
       Sinclair Television Group Inc., Tranche B Term Loan, 6.50%,    United States       1,848,485       1,870,436       0.39
          10/29/15
       Univision Communications Inc., Initial Term Loan, 2.54%,       United States       4,500,000       4,110,750       0.85
          9/29/14
                                                                                                      -------------   --------
                                                                                                         21,432,235       4.41
                                                                                                      -------------   --------
       BUILDING PRODUCTS
       Goodman Global Holdings Co. Inc., Term Loan B, 6.25%,          United States       1,439,530       1,446,428       0.30
          2/13/14
       Re/Max LLC, Term Loan B, 5.50%, 4/16/16                        United States         600,000         601,500       0.12
                                                                                                      -------------   --------
                                                                                                          2,047,928       0.42
                                                                                                      -------------   --------
       CABLE & SATELLITE
(c)    csc Holdings Inc. (Cablevision), Incremental Term Loan B-2,    United States       2,869,566       2,874,229       0.59
          2.004%, 3/29/16
       Insight Midwest Holdings LLC, Term Loan B, 2.25% - 2.29%,      United States       1,157,500       1,133,446       0.23
          4/02/14
       MCC Iowa LLC (Mediacom Broadband), Term Loan F, 5.25%,         United States       2,677,616       2,679,625       0.55
          10/31/17
       Mediacom LLC,
          Term Loan E, 4.50%, 10/23/17                                United States       2,290,000       2,292,148       0.47
          Tranche D, 5.50%, 3/31/17                                   United States         796,000         801,174       0.17
       TWCC Holding Corp., Replacement Term Loans, 5.00%, 9/12/15     United States       2,742,439       2,772,263       0.57
       UPC Financing Partnership,
          Term Loan N, 2.18%, 12/31/14                                 Netherlands        1,322,809       1,291,392       0.27
          Term Loan T, 3.93%, 12/31/16                                 Netherlands        2,777,191       2,747,336       0.57
       WideOpenWest Finance LLC, Series A New Term Loan, 6.751%       United States         790,037         795,840       0.16
          - 8.75%, 5/01/13
                                                                                                      -------------   --------
                                                                                                         17,387,453       3.58
                                                                                                      -------------   --------
       CASINOS & GAMING
       Ameristar Casinos Inc., Initial Term Loan, 3.555%, 11/10/12    United States       5,188,049       5,185,865       1.07
       CCM Merger Inc. (MotorCity Casino), Term Loan B, 8.50%,        United States       4,331,570       4,298,182       0.88
          7/13/12
       Harrah's Operating Co. Inc.,
(c)       Term Loan B-2, 5.25%, 1/28/15                               United States         500,000         441,077       0.09

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

          Term Loan B-3, 3.29% - 3.316%, 1/28/15                      United States   $   1,550,000   $   1,362,340       0.28
          Term Loan B-4, 9.50%, 10/31/16                              United States       5,939,375       6,178,185       1.27
       Las Vegas Sands LLC,
(c)       Delayed Draw I Term Loan, 2.05%, 5/23/14                    United States         281,672         266,797       0.06
          Delayed Draw II Term Loan, 2.05%, 5/23/13                   United States         184,431         174,229       0.04
(c)       Term Loan B, 2.05%, 5/23/14                                 United States       2,306,783       2,184,957       0.45
       Penn National Gaming Inc., Term Loan B, 2.00% - 2.07%,         United States       2,119,587       2,101,477       0.43
          10/03/12
       VML U.S. Finance LLC (Venetian Macau),
          Delayed Draw, 4.80%, 5/25/12                                    Macau           2,087,008       2,061,403       0.42
          New Project Term Loans, 4.80%, 5/25/13                          Macau           1,600,210       1,578,248       0.32
          Term Loan B, 4.80%, 5/25/13                                     Macau           1,512,533       1,493,976       0.31
                                                                                                      -------------   --------
                                                                                                         27,326,736       5.62
                                                                                                      -------------   --------
       COMMERCIAL PRINTING
       Cenveo Corp.,
          Delayed Draw Term Loan, 4.771%, 6/21/13                     United States          61,640          61,861       0.01
          Term Loan C, 4.771 %, 6/21/13                               United States       2,003,853       2,011,043       0.41
(c)    Quad/Graphics Inc., Term Loan B, 6.25%, 4/20/16                United States       4,020,000       4,016,233       0.83
                                                                                                      -------------   --------
                                                                                                          6,089,137       1.25
                                                                                                      -------------   --------
       COMMODITY CHEMICALS
(c)    Lyondell Chemical Co., Term Loan, 6.25%, 4/01/16               United States         810,000         813,899       0.17
                                                                                                      -------------   --------
       COMMUNICATIONS EQUIPMENT
       Brocade Communications Systems Inc., Term Loan, 7.00%,         United States         393,019         396,417       0.08
          10/07/13
       CommScope Inc., Term Loan B, 2.773% - 2.79%, 12/26/14          United States         687,903         685,965       0.14
                                                                                                      -------------   --------
                                                                                                          1,082,382       0.22
                                                                                                      -------------   --------
       CONSTRUCTION & ENGINEERING
       URS Corp., Term Loan B, 2.54% - 2.541%, 5/15/13                United States       1,875,245       1,870,557       0.38
                                                                                                      -------------   --------
       CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
       Bucyrus International Inc.,
          Term Loan C, 4.50%, 2/19/16                                 United States       2,360,000       2,378,956       0.49
          Tranche B Dollar Term Loan, 3.25% - 3.27%, 5/04/14          United States       1,260,594       1,261,776       0.26
(c)    Manitowoc Co. Inc., Term Loan B, 7.50%, 11/06/14               United States       3,904,494       3,919,835       0.81
       Oshkosh Truck Corp., Term Loan B, 6.25% - 6.26%, 12/06/13      United States       1,511,182       1,521,099       0.31
                                                                                                      -------------   --------
                                                                                                          9,081,666       1.87
                                                                                                      -------------   --------
       DATA PROCESSING & OUTSOURCED SERVICES
       Emdeon Business Services LLC, First Lien Term Loan, 2.30%,     United States       1,365,022       1,340,709       0.28
          11/16/13
       Fidelity National Information Services Inc., Tranche C Term    United States         388,098         391,731       0.08
          Loan, 4.506%, 1/18/12
       First American Corp. (Information Solutions Co.), Term         United States       2,840,000       2,860,414       0.59
          Loan B, 4.75%, 4/12/16
       First Data Corp.,
          Term Loan B-1, 3.013% - 3.04%, 9/24/14                      United States       1,751,529       1,579,109       0.32
(c)       Term Loan B-2, 3.032% - 3.04%, 9/24/14                      United States       1,757,701       1,582,126       0.33
          Term Loan B-3, 3.032% - 3.04%, 9/24/14                      United States       1,043,087         939,170       0.19
       Lender Processing Services Inc., Term Loan B, 2.773%, 7/02/14  United States         587,038         589,484       0.12
       Metavante Corp., Term Loan B, 3.499%, 11/01/14                 United States       2,287,746       2,306,809       0.47
       SunGard Data Systems Inc.,
          Incremental Term Loan, 6.75%, 2/28/14                       United States       3,299,350       3,317,908       0.68

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

          Tranche B U.S. Term Loan, 3.874% - 3.895%, 2/28/16          United States   $   1,883,101   $   1,875,534       0.39
                                                                                                      -------------   --------
                                                                                                         16,782,994       3.45
                                                                                                      -------------   --------
       DISTILLERS & VINTNERS
       Constellation Brands Inc.,
          Extended Term Loan B, 3.00%, 6/05/15                        United States         253,545         255,843       0.05
          Term Loan B, 1.75%, 6/05/13                                 United States         513,946         510,229       0.11
                                                                                                      -------------   --------
                                                                                                            766,072       0.16
                                                                                                      -------------   --------
       DIVERSIFIED CHEMICALS
       Celanese U.S. Holdings LLC, Dollar Term Loan, 2.042%,          United States       2,751,035       2,701,016       0.55
          4/02/14
       Huntsman International LLC, Term Loan B, 2.016% - 2.078%,      United States       2,550,387       2,460,858       0.51
          4/19/14
       Solutia Inc., Term Loan B, 4.75%, 3/17/17                      United States       1,440,000       1,451,850       0.30
                                                                                                      -------------   --------
                                                                                                          6,613,724       1.36
                                                                                                      -------------   --------
       DIVERSIFIED REAL ESTATE ACTIVITIES
       CB Richard Ellis Services Inc., Term Loan B, 6.00% - 6.25%,    United States       1,702,293       1,704,421       0.35
          12/20/13
                                                                                                      -------------   --------
       DIVERSIFIED SUPPORT SERVICES
       ARAMARK Corp.,
          Extended Synthetic L/C, 0.142%, 7/26/16                     United States         103,683         103,223       0.02
          Synthetic L/C, 2.167%, 1/26/14                              United States          57,559          56,643       0.01
          Term Loan B, 2.165%, 1/26/14                                United States         875,223         861,301       0.18
          Term Loan B Extended, 3.54%, 7/26/16                        United States       1,576,560       1,569,560       0.32
       Diversey Inc., Tranche B Dollar Term Loan, 5.50%, 11/24/15     United States       1,501,539       1,514,678       0.31
       KAR Auction Services Inc. (Adesa), Initial Term Loan, 3.03%,   United States       1,000,000         982,854       0.20
          10/18/13
       Language Line LLC, Term Loan B, 5.50%, 11/04/15                United States       1,446,375       1,454,812       0.30
       West Corp.,
          Term Loan B-3, 7.25%, 10/24/13                              United States       2,846,935       2,875,914       0.59
          Term Loan B-4, 4.125% - 4.182%, 7/15/16                     United States       1,304,117       1,300,041       0.27
                                                                                                      -------------   --------
                                                                                                         10,719,026       2.20
                                                                                                      -------------   --------
       DRUG RETAIL
       Rite Aid Corp.,
(c)       Tranche 3 Term Loan, 6.00%, 6/04/14                         United States       1,795,039       1,776,447       0.36
          Tranche 4 Term Loan, 9.50%, 6/10/15                         United States       1,900,000       1,987,083       0.41
                                                                                                      -------------   --------
                                                                                                          3,763,530       0.77
                                                                                                      -------------   --------
       EDUCATION SERVICES
       ATI Acquisition Co., Tranche B Term Loan, 8.25%, 12/30/14      United States         648,375         638,649       0.13
       Bright Horizons Family Solution Inc., Term Loan B, 7.50%,      United States       3,711,196       3,731,077       0.77
          5/21/15
       Education Management LLC, Term Loan C, 2.063%, 6/01/13         United States       3,124,440       3,063,058       0.63
       Laureate Education Inc.,
          Closing Date Term Loan, 3.571%, 8/18/14                     United States       1,307,812       1,224,789       0.25
          Delayed Draw Term Loan, 3.571%, 8/18/14                     United States         195,756         183,329       0.04

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

          Series A New Term Loan, 7.00%, 8/18/14                      United States   $   3,356,321   $   3,355,274       0.69
                                                                                                      -------------   --------
                                                                                                         12,196,176       2.51
                                                                                                      -------------   --------
       ELECTRIC UTILITIES
(c)    Great Point Power LLC, Term Loan, 5.75%, 3/10/17               United States         800,000         814,000       0.17
                                                                                                      -------------   --------
       ELECTRICAL COMPONENTS & EQUIPMENT
       Baldor Electric Co., Term Loan B, 5.25%, 1/31/14               United States       3,277,127       3,299,693       0.68
                                                                                                      -------------   --------
       ELECTRONIC EQUIPMENT & INSTRUMENTS
       Itron Inc., Dollar Term Loan, 3.78%, 4/18/14                   United States       2,848,148       2,847,436       0.59
       Sensus Metering Systems Inc., Term Loan B-3, 7.00%, 6/17/13    United States       1,777,382       1,779,603       0.37
                                                                                                      -------------   --------
                                                                                                          4,627,039       0.96
                                                                                                      -------------   --------
       ELECTRONIC MANUFACTURING SERVICES
       FCI USA,
          Term Loan B1, 3.67%, 11/01/13                               United States       1,012,350         961,732       0.20
          Term Loan B5B, 3.67%, 11/01/13                              United States       1,012,350         961,732       0.20
       Flextronics International USA Inc.,
          A Closing Date Loan, 2.541% - 2.554%, 10/01/14              United States         443,922         428,774       0.09
          A-1-A Delayed Draw Term Loan, 2.553%, 10/01/14              United States         127,564         123,211       0.02
          A-1-B Delayed Draw Term Loan, 2.54%, 10/01/14               United States       1,296,684       1,252,434       0.26
          B Closing Date Loan, 2.541%, 10/01/12                       United States         598,465         587,244       0.12
                                                                                                      -------------   --------
                                                                                                          4,315,127       0.89
                                                                                                      -------------   --------
       ENVIRONMENTAL & FACILITIES SERVICES
       Advanced Disposal Services Inc., Term Loan B, 6.00%, 1/14/15   United States       1,167,075       1,177,287       0.24
       Aquilex Holdings Inc., Term Loan B, 6.25%, 4/01/16             United States       1,667,143       1,679,646       0.34
       Casella Waste Systems Inc., Term Loan B, 7.00%, 4/09/14        United States       1,414,956       1,427,337       0.29
       Duratek Inc. (EnergySolutions), Term Loan B, 4.03%, 6/07/13    United States         747,932         738,895       0.15
       EnergySolutions LLC,
          Synthetic A Deposit, 4.02%, 6/07/13                         United States       1,060,905       1,048,086       0.22
          Synthetic LlC, 4.02%, 6/07/13                               United States         111,096         109,754       0.02
          Term Loan B, 4.03%, 6/07/13                                 United States       1,558,922       1,540,085       0.32
(d, e) EnviroSolutions Inc., Initial Term Loan, PIK, 4.75%, 7/07/12   United States       2,247,125       1,827,661       0.38
                                                                                                      -------------   --------
                                                                                                          9,548,751       1.96
                                                                                                      -------------   --------
       FOOD DISTRIBUTORS
       JRD Holdings Inc., Term Loan, 2.51%, 7/02/14                   United States         741,935         727,399       0.15
       Wm. Wrigley Jr. Co.,
          Term Loan B1, 3.063%, 12/17/12                              United States         263,338         265,312       0.05
          Term Loan B2, 3.313%, 10/06/14                              United States         368,345         371,107       0.08
                                                                                                      -------------   --------
                                                                                                          1,363,818       0.28
                                                                                                      -------------   --------
       FOOD RETAIL
       Pantry Inc.,
          Delayed Draw Term Loan, 2.03%, 5/14/14                      United States         229,864         221,436       0.04
          Term Loan B, 2.03%, 5/14/14                                 United States         798,096         768,832       0.16
                                                                                                      -------------   --------
                                                                                                            990,268       0.20
                                                                                                      -------------   --------
       GENERAL MERCHANDISE STORES
       Dollar General Corp., Tranche B-1 Term Loan, 3.006% -          United States       3,373,703       3,330,958       0.68
          3.088%, 7/07/14
                                                                                                      -------------   --------
       HEALTH CARE EQUIPMENT
       DJO Finance LLC, Term Loan B, 3.273%, 5/20/14                  United States       2,460,721       2,400,230       0.49

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

       Fresenius SE,
(c)       Tranche C1 Dollar Term Loan, 4.50%, 9/10/14                    Germany      $   1,479,004   $   1,497,030       0.31
(c)       Tranche C2 Term Loan, 4.50%, 9/10/14                           Germany            978,996         990,928       0.21
                                                                                                      -------------   --------
                                                                                                          4,888,188       1.01
                                                                                                      -------------   --------
       HEALTH CARE FACILITIES
       Community Health Systems Inc.,
          Delayed Draw Term Loan, 2.502%, 7/25/14                     United States         256,497         249,683       0.05
          Term Loan, 2.502%, 7/25/14                                  United States       5,007,126       4,874,112       1.00
       HCA Inc., Term Loan B-1, 2.54%, 11/18/13                       United States       6,199,553       6,041,080       1.24
       Health Management Associates Inc., Term Loan B, 2.04%,         United States         685,614         665,217       0.14
          2/28/14
       HealthSouth Corp.,
          Term Loan B, 2.51% - 2.55%, 3/10/13                         United States       1,469,920       1,446,952       0.30
          Term Loan B-2, 4.01% - 4.05%, 9/10/15                       United States       2,409,807       2,411,815       0.50
       lasis Healthcare LLC,
          Delayed Draw Term Loan, 2.273%, 3/14/14                     United States         934,731         910,194       0.19
          Initial Term Loan, 2.273%, 3/14/14                          United States       2,700,841       2,629,943       0.54
          Synthetic L/C, 2.293%, 3/14/14                              United States         253,701         247,042       0.05
       Psychiatric Solutions Inc., Term Loan, 2.002% - 2.154%,
          7/01/12                                                     United States       1,862,397       1,847,848       0.38
(c)    Vanguard Health Holding Co. II LLC, Initial Term Loan,         United States       4,557,487       4,581,222       0.94
          5.00%, 1/29/16
                                                                                                      -------------   --------
                                                                                                         25,905,108       5.33
                                                                                                      -------------   --------
       HEALTH CARE SERVICES
       Alliance HealthCare Services Inc., Initial Term Loan, 5.50%,   United States       1,828,750       1,830,273       0.38
          6/02/16
       AMR Holdco/EmCare Holdco, Term Loan, 3.251%, 4/08/15           United States       1,193,536       1,199,878       0.25
       DaVita Inc., Term Loan B-1, 1.75% - 1.80%, 10/05/12            United States       3,127,225       3,098,557       0.64
       Fresenius Medical Care Holdings Inc., Term Loan B, 1.631% -      Germany            914,150         902,152       0.18
          1.665%, 3/31/13
       Team Finance LLC, Term Loan B, 2.251% - 2.284%, 11/23/12       United States         635,432         620,341       0.13
       VICAR Operating Inc., Incremental Term Loan, 1.813%, 5/16/11   United States         858,153         849,572       0.17
                                                                                                      -------------   --------
                                                                                                          8,500,773       1.75
                                                                                                      -------------   --------
       HEALTH CARE SUPPLIES
       Bausch and Lomb Inc.,
          Delayed Draw Term Loan, 3.54%, 4/28/15                      United States         722,644         708,929       0.15
          Parent Term Loan, 3.54%, 4/28/15                            United States       2,979,715       2,923,159       0.60
                                                                                                      -------------   --------
                                                                                                          3,632,088       0.75
                                                                                                      -------------   --------
       HEALTH CARE TECHNOLOGY
       IMS Health Inc., Tranche B Dollar Term Loan, 5.25%, 2/26/16    United States         618,971         623,768       0.13
                                                                                                      -------------   --------
       HOUSEHOLD PRODUCTS
       Prestige Brands Inc., Term Loan B, 4.75%, 3/24/16              United States       2,317,426       2,331,910       0.48
                                                                                                      -------------   --------
       HOUSEWARES & SPECIALTIES
       Jarden Corp.,
          Term Loan B1, 2.04%, 1/24/12                                United States         484,813         483,428       0.10
          Term Loan B2, 2.04%, 1/24/12                                United States         496,033         494,297       0.10
          Term Loan B4, 3.54%, 1/26/15                                United States       2,268,013       2,278,534       0.47
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.251%,  United States       1,824,366       1,814,104       0.37
          10/04/11
                                                                                                      -------------   --------
                                                                                                          5,070,363       1.04
                                                                                                      -------------   --------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
       Dynegy Holdings Inc.,
          Term L/C Facility, 4.03%, 4/02/13                           United States       2,188,190       2,154,170       0.44

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

          Term Loan B, 4.03%, 4/02/13                                 United States   $     251,722   $     247,809       0.05
       NRG Energy  Inc.,
          Credit Link, 2.04%, 2/01/13                                 United States       1,728,754       1,698,010       0.35
          Term Loan, 2.023% - 2.04%, 2/01/13                          United States       3,544,409       3,481,375       0.72
       Texas Competitive Electric Holdings Co. LLC,
          Term Loan B-2, 3.751 % - 3.79%, 10/10/14                    United States       2,828,772       2,326,665       0.48
          Term Loan B-3, 3.751 % - 3.79%, 10/10/14                    United States         975,000         796,927       0.16
                                                                                                      -------------   --------
                                                                                                         10,704,956       2.20
                                                                                                      -------------   --------
       INDUSTRIAL CONGLOMERATES
       TriMas Co. LLC,
          Class A Tranche B Term Loan, 6.00%, 12/15/15                United States       1,339,829       1,319,732       0.27
          Class A Tranche B-1 LlC, 6.00%, 8/02/11                     United States         320,405         315,599       0.06
                                                                                                      -------------   --------
                                                                                                          1,635,331       0.33
                                                                                                      -------------   --------
       INDUSTRIAL MACHINERY
       CI Acquisition Inc. (Chart Industries), Term Loan B, 2.313%,   United States         962,662         960,255       0.20
          10/17/12
       Husky Injection Molding Systems Ltd. (Ontario Inc.), Term         Canada           1,203,213       1,200,205       0.25
          Loan, 3.273% - 3.54%, 12/14/12
       Mueller Water Products Inc.,
          Term Loan A, 5.29%, 5/24/12                                 United States         325,504         325,911       0.07
          Term Loan B, 5.29% - 5.338%, 5/24/14                        United States       2,561,638       2,571,884       0.53
       RBS Global Inc. (Rexnord),
(c)    Incremental Tranche B-2, 2.563%, 7/22/13                       United States       1,975,805       1,908,505       0.39
          Tranche B-1 Term Loan B, 2.813%, 7/22/13                    United States       6,338,824       6,204,124       1.27
                                                                                                      -------------   --------
                                                                                                         13,170,884       2.71
                                                                                                      -------------   --------
       INTEGRATED TELECOMMUNICATION SERVICES
       U.S. TelePacific Corp., Term Loan, 9.25%, 8/17/15              United States       1,000,000       1,011,875       0.21
       Wind Telecomunicazioni SpA,
          Term Loan B-2, 3.658%, 5/26/13                                  Italy           2,650,000       2,627,833       0.54
          Term Loan C-2, 4.658%, 5/26/14                                  Italy           2,650,000       2,628,800       0.54
       Windstream Corp., Tranche B-2 Term Loan, 3.06%, 12/17/15       United States       1,830,499       1,832,786       0.38
                                                                                                      -------------   --------
                                                                                                          8,101,294       1.67
                                                                                                      -------------   --------
       INTERNET RETAIL
       Ticketmaster Entertainment Inc.,
          Term Loan A, 6.25%, 7/25/13                                 United States       1,600,000       1,608,512       0.33
          Term Loan B, 7.00%, 7/25/14                                 United States         424,286         428,661       0.09
                                                                                                      -------------   --------
                                                                                                          2,037,173       0.42
                                                                                                      -------------   --------
       INTERNET SOFTWARE & SERVICES
       Springboard Finance LLC (Skype), New Dollar Term Loan,         United States       3,950,000       3,962,324       0.81
          7.00%, 2/23/15
                                                                                                      -------------   --------
       IT CONSULTING & OTHER SERVICES
       Acxiom Corp., Term Loan B-2, 3.316%, 3/15/15                   United States       1,685,910       1,681,695       0.35
                                                                                                      -------------   --------
       LEISURE FACILITIES
       24 Hour Fitness Worldwide Inc., Term Loan B, 7.00%, 4/22/16    United States       5,000,000       4,900,000       1.01
       Six Flags Theme Parks Inc., Term Loan B, 6.25%, 6/30/16        United States       4,750,000       4,760,393       0.98
       Universal City Development Partners Ltd., Term Loan, 5.50%,    United States       1,995,000       1,985,025       0.41
          11/06/14
                                                                                                      -------------   --------
                                                                                                         11,645,418       2.40
                                                                                                      -------------   --------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

       LEISURE PRODUCTS
       PlayPower Inc., Term Loan B, 5.25% - 5.34%, 6/30/12            United States   $     569,011   $     543,406       0.11
                                                                                                      -------------   --------
       LIFE & HEALTH INSURANCE
       Conseco Inc., Term Loan, 7.50%, 10/10/13                       United States       5,321,340       5,194,958       1.07
                                                                                                      -------------   --------
       METAL & GLASS CONTAINERS
       Anchor Glass Container Corp.,
          First Lien Term Loan, 6.00%, 3/02/16                        United States       3,580,000       3,573,288       0.73
          Second Lien Term Loan, 10.00%, 9/02/16                      United States       1,200,000       1,194,000       0.25
       Crown Americas LLC, Additional Term B Dollar Loan, 2.004%,     United States         615,385         609,487       0.13
          11/15/12
       Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14           United States       2,120,964       2,141,677       0.44
       Owens-Brockway Glass Container Inc., Term Loan B, 1.754%,      United States         562,990         558,486       0.11
          6/14/13
                                                                                                      -------------   --------
                                                                                                          8,076,938       1.66
                                                                                                      -------------   --------
       MOVIES & ENTERTAINMENT
       Carmike Cinemas Inc., Initial Term Loan, 5.50%, 1/27/16        United States         602,174         602,870       0.12
       Cinemark USA Inc., Extended Term Loan, 3.50% - 3.56%,          United States         754,936         755,970       0.16
          4/30/16
(d)    Metro-Goldwyn-Mayer Inc., Term Loan B, 20.50%, 4/08/12         United States       2,626,357       1,219,614       0.25
       Regal Cinemas Corp., Term Loan, 3.79%, 11/17/16                United States       4,966,536       4,984,912       1.03
       Zuffa LLC, Incremental Term Loan, 7.50%, 6/19/15               United States       1,293,500       1,312,903       0.27
                                                                                                      -------------   --------
                                                                                                          8,876,269       1.83
                                                                                                      -------------   --------
       OIL & GAS DRILLING
       Dresser Inc., Term Loan B, 2.497% - 2.50%, 5/04/14             United States       2,245,638       2,190,544       0.45
                                                                                                      -------------   --------
       OIL & GAS REFINING & MARKETING
(c)    Big West Oil LLC, Term Loan, 11.75%, 4/30/15                   United States         700,000         709,042       0.15
                                                                                                      -------------   --------
       OIL & GAS STORAGE & TRANSPORTATION
       Targa Resources Inc., Term Loan, 6.00%, 7/05/16                United States         702,730         706,244       0.14
                                                                                                      -------------   --------
       OTHER DIVERSIFIED FINANCIAL SERVICES
       N.E.W. Customer Service Companies, First Lien Term Loan,       United States       1,500,000       1,496,094       0.31
          6.00%, 3/23/16
                                                                                                      -------------   --------
       PACKAGED FOODS & MEATS
       Dean Foods Co., Term Loan B, 1.675%, 4/02/14                   United States       1,072,839       1,052,050       0.22
       Michael Foods Inc., Term Loan B, 6.50%, 5/01/14                United States       1,402,487       1,414,233       0.29
                                                                                                      -------------   --------
                                                                                                          2,466,283       0.51
                                                                                                      -------------   --------
       PAPER PACKAGING
(c)    Reynolds Consumer Products Holdings Inc., U.S. Term Loan,      United States       6,808,125       6,852,378       1.41
          6.25%, 5/05/16
       Smurfit-Stone Container Enterprises, Term Loan, 0.50%,
          7/16/16                                                     United States       1,000,000       1,007,675       0.21
                                                                                                      -------------   --------
                                                                                                          7,860,053       1.62
                                                                                                      -------------   --------
       PAPER PRODUCTS
       Domtar Corp., Term Loan, 1.631%, 3/07/14                       United States         397,323         396,256       0.08
       Georgia-Pacific LLC,
       Additional Term Loan, 2.29% - 2.338%, 12/20/12                 United States         401,590         399,833       0.08
       Term Loan B, 2.254% - 2.338%, 12/20/12                         United States       1,049,364       1,044,773       0.21
       Term Loan C, 3.504% - 3.588%, 12/23/14                         United States       1,927,815       1,934,593       0.40

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

(c)    Graphic Packaging International Inc., 2008 Incremental Term    United States   $   1,589,344   $   1,584,478       0.33
          Loan, 3.041% - 3.05%, 5/16/14
                                                                                                      -------------   --------
                                                                                                          5,359,933       1.10
                                                                                                      -------------   --------
       PERSONAL PRODUCTS
       Herbalife International Inc., Term Loan B, 1.77%, 7/21/13      United States       1,133,504       1,119,335       0.23
       Revlon Consumer Products Corp., Term Loan B, 6.00%, 3/11/15    United States         800,000         797,426       0.16
                                                                                                      -------------   --------
                                                                                                          1,916,761       0.39
                                                                                                      -------------   --------
       PHARMACEUTICALS
       Mylan Inc., Term Loan B, 3.563%, 10/02/14                      United States       1,692,802       1,693,384       0.35
       Warner Chilcott Co. LLC,
          Term Loan A, 5.50%, 10/30/14                                United States       1,268,789       1,272,157       0.26
          Term Loan B2, 5.75%, 4/30/15                                United States       1,258,433       1,262,233       0.26
       Warner Chilcott Corp.,
          Additional Term Loan, 5.75%, 4/30/15                        United States       1,081,430       1,084,356       0.22
          Term Loan B1, 5.75%, 4/30/15                                United States         755,734         758,015       0.16
                                                                                                      -------------   --------
                                                                                                          6,070,145       1.25
                                                                                                      -------------   --------
       PROPERTY & CASUALTY INSURANCE
       Affirmative Insurance Holdings Inc., Term Loan, 9.25%,         United States         545,593         458,298       0.09
          1/31/14
                                                                                                      -------------   --------
       PUBLISHING
       Dex Media East LLC, Term Loan B, 2.76% - 2.84%, 10/24/14       United States         528,589         471,341       0.10
       Dex Media West LLC, Term Loan B, 7.50%, 10/24/14               United States       3,318,412       3,162,344       0.65
       Newsday LLC, Floating Rate Term Loan, 6.553%, 8/01/13          United States       2,400,000       2,452,001       0.51
(c)    R.H. Donnelley Inc., Term Loan B, 9.25%, 10/24/14              United States       8,329,427       8,131,604       1.67
(d)    Tribune Co.,
          Initial Tranche B Advances, 5.25%, 5/16/14                  United States       6,419,555       4,319,443       0.89
          Term Loan X, 5.00%, 5/18/09                                 United States       1,042,571         686,142       0.14
       Wenner Media LLC, Term Loan B, 2.023%, 10/02/13                United States         767,427         744,404       0.15
                                                                                                      -------------   --------
                                                                                                         19,967,279       4.11
                                                                                                      -------------   --------
       RAILROADS
       Kansas City Southern Railway Co., Term Loan B, 2.00%-          United States         983,320         972,258       0.20
          2.09%, 4/26/13
                                                                                                      -------------   --------
       RESEARCH & CONSULTING SERVICES
       Alix Partners LLP, Term Loan C, 2.26% - 2.30%,10/12/13         United States         758,727         744,501       0.15
       Nielsen Finance LLC (VNU Inc.),
          Class A Term Loan, 2.251%, 8/09/13                          United States       2,216,703       2,165,788       0.45
(c)       Class B Term Loan, 4.001%, 5/02/16                          United States       1,512,761       1,498,107       0.31
                                                                                                      -------------   --------
                                                                                                          4,408,396       0.91
                                                                                                      -------------   --------
       RESTAURANTS
(c)    Arby's Restaurant Holdings LLC, Term Loan B, 7.25%, 7/25/12    United States       1,000,000       1,012,000       0.21
                                                                                                      -------------   --------
       SECURITY & ALARM SERVICES
       Protection One Alarm Monitoring Inc.,
          Tranche B-1, 2.52%, 3/31/12                                 United States         124,442         124,753       0.02
          Tranche B-2, 6.25%, 3/31/14                                 United States         904,262         906,523       0.19
                                                                                                      -------------   --------
                                                                                                          1,031,276       0.21
                                                                                                      -------------   --------
       SEMICONDUCTORS
       Fairchild Semiconductor Corp., Incremental Term Loan,          United States       1,666,000       1,640,315       0.34
          2.813%, 6/26/13

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

       Intersil Corp., Term Loan B, 5.50%, 4/27/16                    United States   $     730,000   $     733,874       0.15
                                                                                                      -------------   --------
                                                                                                          2,374,189       0.49
                                                                                                      -------------   --------
       SPECIALIZED CONSUMER SERVICES
       Advantage Sales & Marketing Inc., Term Loan B, 5.75%,          United States       2,520,000       2,507,400       0.52
          5/05/16
       Affinion Group Inc., Tranche B Term Loan, 5.00%, 10/09/16      United States       8,110,000       8,069,450       1.66
       Brickman Group Holdings Inc., Term Loan B, 2.29%, 1/23/14      United States       1,193,782       1,169,906       0.24
                                                                                                      -------------   --------
                                                                                                         11,746,756       2.42
                                                                                                      -------------   --------
       SPECIALIZED FINANCE
       AGFS Funding Co., Term Loan, 7.25%, 4/21/15                    United States       2,630,000       2,637,890       0.54
                                                                                                      -------------   --------
       SPECIALTY CHEMICALS
       Brenntag Holding GmbH & Co. KG,
          Acquisition Facility, 4.066% - 4.143%, 1/20/14                 Germany            219,094         219,642       0.04
(c)       Term Loan B2, 4.013% - 4.066%, 1/20/14                      United States         969,235         971,659       0.20
(c)    CF Industries, B-1 Term Loan, 5.25%, 4/05/15                   United States       1,570,000       1,586,155       0.32
       Chemtura Corp., Term Loan, 6.00%, 2/02/11                      United States       1,000,000       1,007,500       0.21
       Cognis GmbH, Term Loan C, 2.257%, 9/15/13                         Germany          2,300,000       2,260,070       0.46
       Compass Minerals Group Inc., Term Loan, 1.76% - 1.80%,         United States         948,779         944,035       0.19
          12/22/12
(c)    GenTek Holding LLC, Term Loan B, 7.00% - 8.25%, 10/29/14       United States       1,596,000       1,612,958       0.33
       Hexion Specialty Chemicals BV, Tranche C-2B Term Loan,          Netherlands        1,242,621       1,199,648       0.25
          4.063%, 5/03/15
       Hexion Specialty Chemicals Inc.,
          Tranche C-1B Term Loan, 4.063%, 5/03/15                     United States       2,805,294       2,708,278       0.56
          Tranche C-4B Term Loan, 4.00%, 5/03/15                      United States         440,181         424,775       0.09
       Nalco Co.,
          Term Loan, 6.50%, 5/13/16                                   United States       2,416,308       2,439,968       0.50
          Term Loan B, 2.063%, 11/04/10                               United States         177,504         177,781       0.04
       Oxbow Carbon LLC, Term Loan B, 2.29%, 5/08/14                  United States       1,084,620       1,065,301       0.22
       Polypore Inc., U.S. Term Loan, 2.53%, 7/03/14                  United States       1,589,076       1,553,321       0.32
       Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14   United States       2,023,669       2,041,165       0.42
       Univar Inc., Opco Tranche B Term Loan, 3.273%,10/10/14         United States       2,852,110       2,807,189       0.58
                                                                                                      -------------   --------
                                                                                                         23,019,445       4.73
                                                                                                      -------------   --------
       SPECIALTY STORES
       Bass Pro Group, Term Loan B, 5.75%, 4/12/15                    United States       2,880,000       2,889,599       0.60
(c)    Pilot Travel Centers LLC, Term Loan B, 5.50%, 12/15/15         United States       1,800,000       1,816,072       0.37
       Savers Inc., Term Loan B, 5.75%, 3/11/16                       United States       1,610,000       1,620,063       0.33
                                                                                                      -------------   --------
                                                                                                          6,325,734       1.30
                                                                                                      -------------   --------
       SYSTEMS SOFTWARE
       Audatex North America Inc., Domestic Term Loan C, 2.063%,      United States         343,669         338,657       0.07
          5/16/14
       Intergraph Corp., Incremental Term B-1 Loan, 6.00%, 5/29/14    United States       1,400,000       1,407,584       0.29
                                                                                                      -------------   --------
                                                                                                          1,746,241       0.36
                                                                                                      -------------   --------
       TRADING COMPANIES & DISTRIBUTORS
       Ashtead Group PLC, Term Loan, 2.063%, 8/31/11                  United Kingdom        750,875         747,121       0.15
       Interline Brands,
          Delayed Draw Term Loan, 2.038%, 6/23/13                     United States         562,261         531,336       0.11
          Term Loan B, 2.013%, 6/23/13                                United States         153,059         144,641       0.03
                                                                                                      -------------   --------
                                                                                                          1,423,098       0.29
                                                                                                      -------------   --------
       TRUCKING
       Hertz Corp.,
          Credit Link, 0.271 %, 12/21/12                              United States         104,200         103,071       0.02

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

          Term Loan B, 2.01% - 2.02%, 12/21/12                        United States   $     564,839   $     558,720       0.12
                                                                                                      -------------   --------
                                                                                                            661,791       0.14
                                                                                                      -------------   --------
       WIRELESS TELECOMMUNICATION SERVICES
       Intelsat Corp. (PanAmSat),
          Tranche B-2-A, 2.792%, 1/03/14                              United States       2,395,631       2,353,147       0.49
          Tranche B-2-B, 2.792%, 1/03/14                              United States       2,394,896       2,352,424       0.48
          Tranche B-2-C, 2.792%, 1/03/14                              United States       2,394,896       2,352,425       0.48
       NTELOS Inc., Term Loan B, 5.75%, 8/07/15                       United States       3,271,144       3,293,633       0.68
       TowerCo Finance LLC, Term Loan, 6.00%,11/24/14                 United States       2,054,351       2,076,606       0.43
                                                                                                      -------------   --------
                                                                                                         12,428,235       2.56
                                                                                                      -------------   --------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $450,373,150)                                         458,568,707      94.33
                                                                                                      -------------   --------

                                                                                          SHARES
                                                                                      -------------
       COMMON STOCKS (COST $4,111,743)
       AUTO PARTS & EQUIPMENT
(f)    Dayco Products LLC (Mark IV)                                   United States         121,630       5,412,535       1.11
                                                                                                      -------------   --------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS                                                  463,981,242      95.44
          (COST $454,484,893)
                                                                                                      -------------   --------

                                                                                        PRINCIPAL
                                                                                        AMOUNT(a)
                                                                                      -------------
       SHORT TERM INVESTMENTS
(b)    SENIOR FLOATING RATE INTERESTS (COST $868,437)
       PAPER PACKAGING
(c)    Smurfit-Stone Container Enterprises, CAM Exchange, 4.50%,      United States   $     875,000         873,359       0.18
          1/11/11
                                                                                                      -------------   --------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS                                                   464,854,601      95.62
          (COST $455,353,330)
                                                                                                      -------------   --------
       REPURCHASE AGREEMENTS (COST $68,993,982)
(g)    Joint Repurchase Agreement, 0.174%, 5/03/10 (Maturity          United States      68,993,982      68,993,982      14.19
       Value $68,994,984)
       Banc of America Securities LLC (Maturity Value $10,659,725)
       Barclays Capital Inc. (Maturity Value $10,659,725)
       BNP Paribas Securities Corp. (Maturity Value $11,168,218)
       Credit Suisse Securities (USA) LLC (Maturity Value
       $10,151,922)
       Deutsche Bank Securities Inc. (Maturity Value $11,127,511)
       HSBC Securities (USA) Inc. (Maturity Value $5,075,961)
       Morgan Stanley & Co. Inc. (Maturity Value $5,075,961)
       UBS Securities LLC (Maturity Value $5,075,961)
          Collateralized by U.S. Government Agency Securities,
             0.18% - 5.875%, 5/04/10- 8/13/14; (h) U.S. Government
             Agency Discount Notes, 12/14/10; (h) U.S. Treasury Bills,
             5/06/10 - 3/10/11; and U.S. Treasury Notes, 0.875% -
             4.375%, 7/31/10 - 4/30/14
                                                                                                      -------------   --------
       TOTAL INVESTMENTS (COST $524,347,312)                                                            533,848,583     109.81
       OTHER ASSETS, LESS LIABILITIES                                                                   (47,710,497)     (9.81)
                                                                                                      -------------   --------
       NET ASSETS                                                                                       486,138,086     100.00
                                                                                                      -------------   --------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d) Defaulted security or security for which income has been deemed uncollectible.

(e)  Income may be received in additional securities and/or cash.

(f)  Non-income producing.

(g) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2010, all repurchase agreements had been entered into on that date.

(h)  The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

SELECTED PORTFOLIO

DIP   Debtor-In-Possession
L/C   Letter of Credit
PIK   Payment-In-Kind

FRANKLIN FLOATING RATE MASTER TRUST
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series
(Fund). The shares are exempt from registration under the Securities Act of 1933.

2. FINANCIAL INSTRUMENT VALUATION

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

Under procedures approved by the Fund's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approach in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers, loan dealers, or financial institutions are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis in order to estimate the relevant cash flows which are then used to calculate the fair value. Repurchase Agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Fund may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.

3. INCOME TAXES

At April 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $524,927,492
                                             ============
Unrealized appreciation                      $ 13,027,446
Unrealized depreciation                        (4,106,355)
                                             ------------
Net unrealized appreciation (depreciation)   $  8,921,091
                                             ============

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At April 30, 2010, all of the Fund's investments in securities carried at fair value were in Level 2 inputs. For detailed industry, see the accompanying Statement of Investments.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund believes the adoption of this Accounting Standards Update will not have a material impact on its financial statements.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FRANKLIN FLOATING RATE MASTER TRUST


By /s/LAURA F. FERGERSON
   ---------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ----------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2010


By /s/GASTON GARDEY
   ----------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  June 25, 2010